Description of Business and Basis of Presentation (Details)		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 GBP (£)	Oct. 24, 2024 shares	Sep. 30, 2024 $ / shares shares		Sep. 30, 2023 $ / shares shares
Description of Business and Basis of Presentation [Line Items]
Number of authorized shares		150,000,000	[1]			150,000,000	[1]	40,000,000
Common stock, par value per share (in Dollars per share) | $ / shares	[1]	$ 0.0001				$ 0.0001		$ 0.0001
Business Combination [Member]
Description of Business and Basis of Presentation [Line Items]
Business Combination, Consideration Transferred		$ 1,255		£ 1,000
Securities Purchase Agreement [Member]
Description of Business and Basis of Presentation [Line Items]
Controlling interest percentage		51.00%
Minimum [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized shares					40,000,000
Maximum [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized shares					150,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.